Label	Element	Value
Rockefeller Intermediate Tax Exempt National Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001141819_SupplementTextBlock
Rockefeller Core Equity Fund

Rockefeller Select Equity Fund

Rockefeller Core Taxable Bond Fund

Rockefeller Intermediate Tax Exempt National Bond Fund

Rockefeller Intermediate Tax Exempt New York Bond Fund

Each a series of Trust for Professional Managers (the “Trust”)

Supplement dated January 24, 2014 to the

Prospectus dated December 26, 2013

Risk/Return [Heading]	rr_RiskReturnHeading	Rockefeller Intermediate Tax Exempt National Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective March 25, 2014, the Board of Trustees (the “Board”) of the Trust has approved eliminating the redemption fee for the Rockefeller Core Equity Fund, Rockefeller Select Equity Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”).  Accordingly, all references to the redemption fee are hereby removed from the Funds’ prospectus, effective March 25, 2014.

Please retain this Supplement with your Prospectus for future reference.